Subsidiaries	12 Months Ended
Dec. 31, 2017
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Subsidiaries
18	SUBSIDIARIES

The following list contains only the particulars of subsidiaries as of December 31, 2017, which principally affected the results, assets or liabilities of the Group. The class of shares held is ordinary unless otherwise stated.

	Place of		Proportion of
	incorporation/	Particulars	ownership interest
	establishment	of issued and	Held by the	Held by a
Name of company*	and operation	paid up capital	Company	subsidiary	Principal activity

China Mobile Communication (BVI) Limited	British Virgin Islands(“BVI”)	HK$1	100%	—	Investment holding company

CMC**	Mainland China	RMB1,641,848,326	—	100%	Network and business coordination center

China Mobile Group Guangdong Co., Ltd. (“Guangdong Mobile”)	Mainland China	RMB5,594,840,700	—	100%	Telecommunications operator

China Mobile Group Zhejiang Co., Ltd.	Mainland China	RMB2,117,790,000	—	100%	Telecommunications operator

China Mobile Group Jiangsu Co., Ltd.	Mainland China	RMB2,800,000,000	—	100%	Telecommunications operator

China Mobile Group Fujian Co., Ltd.	Mainland China	RMB5,247,480,000	—	100%	Telecommunications operator

China Mobile Group Henan Co., Ltd.	Mainland China	RMB4,367,733,641	—	100%	Telecommunications operator

China Mobile Group Hainan Co., Ltd.	Mainland China	RMB643,000,000	—	100%	Telecommunications operator

China Mobile Group Beijing Co., Ltd.	Mainland China	RMB6,124,696,053	—	100%	Telecommunications operator

China Mobile Group Shanghai Co., Ltd.	Mainland China	RMB6,038,667,706	—	100%	Telecommunications operator

China Mobile Group Tianjin Co., Ltd.	Mainland China	RMB2,151,035,483	—	100%	Telecommunications operator

China Mobile Group Hebei Co., Ltd.	Mainland China	RMB4,314,668,600	—	100%	Telecommunications operator

China Mobile Group Liaoning Co., Ltd.	Mainland China	RMB5,140,126,680	—	100%	Telecommunications operator

China Mobile Group Shandong Co., Ltd.	Mainland China	RMB6,341,851,146	—	100%	Telecommunications operator

China Mobile Group Guangxi Co., Ltd.	Mainland China	RMB2,340,750,100	—	100%	Telecommunications operator

China Mobile Group Anhui Co., Ltd.	Mainland China	RMB4,099,495,494	—	100%	Telecommunications operator

China Mobile Group Jiangxi Co., Ltd.	Mainland China	RMB2,932,824,234	—	100%	Telecommunications operator

China Mobile Group Chongqing Co., Ltd.	Mainland China	RMB3,029,645,401	—	100%	Telecommunications operator

	Place of		Proportion of
	incorporation/	Particulars	ownership interest
	establishment	of issued and	Held by the	Held by a
Name of company*	and operation	paid up capital	Company	subsidiary	Principal activity

China Mobile Group Sichuan Co., Ltd.	Mainland China	RMB7,483,625,572	—	100%	Telecommunications operator

China Mobile Group Hubei Co., Ltd.	Mainland China	RMB3,961,279,556	—	100%	Telecommunications operator

China Mobile Group Hunan Co., Ltd.	Mainland China	RMB4,015,668,593	—	100%	Telecommunications operator

China Mobile Group Shaanxi Co., Ltd.	Mainland China	RMB3,171,267,431	—	100%	Telecommunications operator

China Mobile Group Shanxi Co., Ltd.	Mainland China	RMB2,773,448,313	—	100%	Telecommunications operator

China Mobile Group Neimenggu Co., Ltd.	Mainland China	RMB2,862,621,870	—	100%	Telecommunications operator

China Mobile Group Jilin Co., Ltd.	Mainland China	RMB3,277,579,314	—	100%	Telecommunications operator

China Mobile Group Heilongjiang Co., Ltd.	Mainland China	RMB4,500,508,035	—	100%	Telecommunications operator

China Mobile Group Guizhou Co., Ltd.	Mainland China	RMB2,541,981,749	—	100%	Telecommunications operator

China Mobile Group Yunnan Co., Ltd.	Mainland China	RMB4,137,130,733	—	100%	Telecommunications operator

China Mobile Group Xizang Co., Ltd.	Mainland China	RMB848,643,686	—	100%	Telecommunications operator

China Mobile Group Gansu Co., Ltd.	Mainland China	RMB1,702,599,589	—	100%	Telecommunications operator

China Mobile Group Qinghai Co., Ltd.	Mainland China	RMB902,564,911	—	100%	Telecommunications operator

China Mobile Group Ningxia Co., Ltd.	Mainland China	RMB740,447,232	—	100%	Telecommunications operator

China Mobile Group Xinjiang Co., Ltd.	Mainland China	RMB2,581,599,600	—	100%	Telecommunications operator

China Mobile Group Design Institute Co., Ltd.	Mainland China	RMB160,232,500	—	100%	Provision of telecommunications network planning design and consulting services

	Place of		Proportion of
	incorporation/	Particulars	ownership interest
	establishment and	of issued and	Held by the	Held by a
Name of company*	operation	paid up capital	Company	subsidiary	Principal activity

China Mobile Holding Company Limited**	Mainland China	US$30,000,000	100%	—	Investment holding company

China Mobile (Shenzhen) Limited**	Mainland China	US$7,633,000	—	100%	Provision of roaming clearance services

Aspire Holdings Limited	Cayman Islands	HK$93,964,583	66.41%	—	Investment holding company

Aspire (BVI) Limited#	BVI	US$1,000	—	100%	Investment holding company

Aspire Technologies (Shenzhen) Limited**#	Mainland China	US$10,000,000	—	100%	Technology platform development and maintenance

Aspire Information Network (Shenzhen) Limited**#	Mainland China	US$5,000,000	—	100%	Provision of mobile data solutions, system integration and development

Aspire Information Technologies (Beijing) Limited**#	Mainland China	US$5,000,000	—	100%	Technology platform development and maintenance

Fujian FUNO Mobile Communication Technology Company Limited***	Mainland China	US$3,800,000	—	51%	Network construction and maintenance, network planning and optimizing, training and communication services

Advanced Roaming & Clearing House Limited	BVI	US$2	100%	—	Provision of roaming clearance services

Fit Best Limited	BVI	US$1	100%	—	Investment holding company

China Mobile Hong Kong Company Limited	Hong Kong	HK$951,046,930	—	100%	Provision of telecommunications and related services

China Mobile International Holdings Limited	Hong Kong	HK$16,495,670,000	100%	—	Investment holding company

China Mobile International Limited	Hong Kong	HK$6,400,000,000	—	100%	Provision of voice and roaming clearance services, Internet services and value-added services

China Mobile Group Device Co., Ltd.	Mainland China	RMB6,200,000,000	—	99.97%	Provision of electronic communication products design and sale of related products

	Place of		Proportion of
	incorporation/	Particulars	ownership interest
	establishment and	of issued and	Held by the	Held by a
Name of company*	operation	paid up capital	Company	subsidiary	Principal activity

China Mobile Group Finance Co., Ltd. (“China Mobile Finance”)	Mainland China	RMB11,627,783,669	—	92%	Provision of non-banking financial services

China Mobile IoT Company Limited	Mainland China	RMB1,000,000,000	—	100%	Provision of network services

China Mobile (Suzhou) Software Technology Co., Ltd.	Mainland China	RMB980,000,000	—	100%	Provision of computer hardware and software research and development services

China Mobile (Hangzhou) Information Technology Co., Ltd.	Mainland China	RMB1,150,000,000	—	100%	Provision of computer hardware and software research and development services

China Mobile Online Services Co., Ltd.	Mainland China	RMB50,000,000	—	100%	Provision of call center services

MIGU Company Limited	Mainland China	RMB7,000,000,000	—	100%	Provision of Mobile Internet digital content services

CM TieTong	Mainland China	RMB31,880,000,000	—	100%	Provision of telecommunications services

China Mobile Internet Company Limited	Mainland China	RMB2,000,000,000	—	100%	Provision of value added telecommunications services

China Mobile Investment Holdings Company Limited	Mainland China	RMB330,000,000	—	100%	Investment holding company

China Mobile Quantong System Integration Co., Ltd.	Mainland China	RMB550,000,000	—	100%	Provision of computer system integration, construction, maintenance and related technology development services

*	The nature of all the legal entities established in the Mainland China is limited liability company.

**	Companies registered as wholly owned foreign enterprises in the Mainland China.

***	Company registered as a sino-foreign equity joint venture in the Mainland China.

#	Effective interest held by the Group is 66.41%.